EARNINGS (LOSS) PER SHARE - Schedule of Earnings Per Share, Basic and Diluted (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNINGS (LOSS) PER SHARE
Net income (loss)	€ (2,933,058)	€ 699,890	€ (1,703,668)
Weighted average number of shares for the computation of basic EPS	34,392,598	32,129,047	29,148,108
Basic EPS (in Euros)	€ (0.09)	€ 0.02	€ (0.06)
Effect of dilutive securities (in shares)	2,502,171	293,824	622,723
Weighted average number of shares for the computation of diluted EPS	34,392,598	32,422,871	29,148,108
Diluted EPS income / (loss) (in Euros)	€ (0.09)	€ 0.02	€ (0.06)